Revenue - Schedule of Disaggregation of Revenue from Continuing Operations (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregation of Revenue from Continuing Operations [Line Items]
Total revenues from continuing operations	$ 1,179,071
Platform Services [Member]
Schedule of Disaggregation of Revenue from Continuing Operations [Line Items]
Total revenues from continuing operations	$ 1,179,071